Business Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 11,211	$ 74,439	$ 28,929
Aerospace Segment [Member]
Segment Reporting [Abstract]
Equity Method Investments	$ 263,246
Maximum
Segment Reporting [Abstract]
Equity Method Investment, Ownership Percentage	50.00%